COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals 1) (Capital Addition, CNY) In Millions, unless otherwise specified	Dec. 31, 2012
Capital Addition
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase of new machinery	42.1